CONCENTRATION OF RISKS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investments	$ 463,615
Equity Method Investment, Ownership Percentage		9.96%
Internet Content Provision ("ICP") and Advertising Businesses [Member] | Maximum [Member]
Concentration Risk [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Financial Institution [Member] | CHINA
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investment held percentage	96.20%
Financial Institution [Member] | International [Member]
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investment held percentage	3.80%